SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SCHEDULE OF COMPANY’S REPORTABLE SEGMENT

	For the Three Months ended		For the Six Months ended
	June 30,		June 30,
	2021	2020	2021	2020
Revenue by segment
Homes	$3,474,200	$8,329,800	$10,348,400	$18,270,800
Completed lots	-	-	7,000,000	-
Entitled land	9,310,000	-	9,310,000	-
Fee Build	1,348,200	-	1,348,200	-
	$14,132,400	$8,329,800	$28,006,600	$18,270,800

Cost of goods sold by segment
Homes	$2,681,500	$7,436,000	$8,742,800	$17,264,200
Completed lots	-	-	7,046,400	-
Entitled land	6,934,900	-	7,094,200	-
Fee Build	1,188,700	-	1,188,700	-
	$10,805,100	$7,436,000	$24,072,100	$17,264,200

Gross profit (loss) by segment
Homes	$792,700	$893,800	$1,605,600	$1,006,600
Completed lots	-	-	(46,400)	-
Entitled land	2,375,100	-	2,215,800	-
Fee Build	159,500	-	159,500	-
	$3,327,300	$893,800	$3,934,500	$1,006,600